Stock-Based Compensation - Summary of Stock Option Activity for Company's Stock Option Plans (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Options outstanding, Shares, Beginning Balance	39,837,195	15,561,270	15,596,550
Stock Options granted, Shares		25,928,154	672,120
Stock Options exercised, Shares		(1,391,868)	0
Stock Options Forfeited, Shares		(260,361)	(707,400)
Stock Options outstanding, Shares, Ending Balance		39,837,195	15,561,270	15,596,550
Stock Options exercised, Ending Balance		11,421,063	7,597,683
Stock Options outstanding, Weighted average per share exercise price, Beginning Balance	$ 3.49	$ 0.83	$ 0.83
Stock Options granted, Weighted average per share exercise price		4.89	0.46
Stock Options exercised, Weighted average per share exercise price		0.28	0
Stock Options forfeited, Weighted average per share exercise price		0.44	0.46
Stock Options outstanding, Weighted average per share exercise price, Ending Balance		3.49	0.83	$ 0.83
Stock Options exercised, Weighted average per share exercise price, Ending Balance		$ 1.27	$ 0.83
Stock Options outstanding, Weighted average remaining contractual term (years)		8 years 10 months 13 days	8 years 3 months 10 days	9 years 3 months
Stock Options outstanding, Weighted average remaining contractual term (years)		7 years 5 months 12 days	8 years 2 months 1 day
Stock Options outstanding, Aggregate intrinsic value		$ 100.8	$ 0.3
2016 and 2021 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Options outstanding, Shares, Beginning Balance	39,837,195
Stock Options granted, Shares	2,893,445
Stock Options exercised, Shares	(649,840)
Stock Options Forfeited, Shares	(454,954)
Stock Options outstanding, Shares, Ending Balance	41,625,846	39,837,195
Stock Options outstanding, Weighted average per share exercise price, Beginning Balance	$ 3.49
Stock Options granted, Weighted average per share exercise price	17.37
Stock Options exercised, Weighted average per share exercise price	0.88
Stock Options forfeited, Weighted average per share exercise price	1.22
Stock Options outstanding, Weighted average per share exercise price, Ending Balance	$ 4.52	$ 3.49
Stock Options outstanding, Weighted average remaining contractual term (years)		8 years 10 months 13 days
Stock Options outstanding, Weighted average remaining contractual term (years)	8 years 5 months 19 days
Stock Options outstanding, Aggregate intrinsic value		$ 101,000,000
Stock Options outstanding, Aggregate intrinsic value	$ 1,897,000,000